/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , February 29, 2000

MFS Charter Income Trust
Date         Identification   Shares         Repurchase      NAV     Broker
             of Security      Repurchased    Price
2/7/00       Shares of        25,000         8.3125          9.67    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/8/00       Shares of        4,600          8.3125          9.69    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/8/00       Shares of        200,000        8.375           9.69    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/9/00       Shares of        22,300         8.375           9.70    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/11/00      Shares of        1,700          8.3125          9.62    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/11/00      Shares of        100,000        8.375           9.62    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/14/00      Shares of        25,000         8.375           9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/15/00      Shares of        25,000         8.375           9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/17/00      Shares of        25,000         8.375           9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/18/00      Shares of        25,000         8.375           9.66    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/22/00      Shares of        41,000         8.375           9.73    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/23/00      Shares of        25,000         8.375           9.71    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/24/00      Shares of        25,000         8.375           9.73    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
2/25/00      Shares of        120,000        8.4375          9.71    Paine
             Beneficial                                              Webber
             Interest
2/28/00      Shares of        20,000         8.4375          9.68    Merrill
             Beneficial                                              Lynch
             Interest
2/28/00      Shares of        40,000         8.4375          9.68    Merrill
             Beneficial                                              Lynch
             Interest
2/29/00      Shares of        8,400          8.375           9.69    Merrill
             Beneficial                                              Lynch
             Interest

Total Shares Repurchased:  733,000
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer